Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of summary related to operating leases

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets, net*	977	295
Operating lease liabilities - current*	543	270
Operating lease liabilities - non-current*	232	—
Total operating lease liabilities	775	270
Weighted average remaining lease term	1.29	1.00
Weighted average discount rate	3.10%	3.00%
*

The right-of-use assets, net, lease liabilities-current and lease liabilities-non-current were included in “Other non-current assets”, “Accrued expenses and other current liabilities” and “Other non-current liabilities” as presented on the Group’s consolidated balance sheets and consolidated statements of cash flows, respectively.

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expenses	3,574	2,310	545
Short-term lease expenses	2,719	2,927	3,324
Total lease expenses *	6,293	5,237	3,869
Cash paid for amounts included in the measurement of lease liabilities	3,666	1,908	497
Right-of-use assets obtained in exchange for new operating lease liabilities	2,123	895	29
*	The lease expenses were RMB6,293, RMB5,237 and RMB3,869 for the years ended December 31, 2023, 2024 and 2025, respectively.

Schedule of summary of maturity of operating lease liabilities under the Group's non-cancellable operating leases

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2025 is as follows:

Amount
RMB
2026	273
Total future minimum payments	273
Less: interest	3
Present value of operating lease liabilities	270